                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ___
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ernest S. Rady
Address: 11455 El Camino Real
         Suite 200
         San Diego, CA 92130

Form 13F File Number: 028-11690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ernest S. Rady
Phone: 619-350-2600

Signature, Place, and Date of Signing:


/s/ Ernest S. Rady                         San Diego, CA   05/05/2006
----------------------------------------   [City, State]   [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----
028-11688               Insurance Company of the West

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          44
Form 13F Information Table Value Total:     $79,292
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13-F File Number   Name
---     ---------------------   ----
No. 1   28-11688                Insurance Company of the West

                           Form 13-F Information Table
                              as of March 31, 2006

                                                                VOTING AUTHORITY

                                    TITLE                VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER
NAME OF ISSUER                    OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS     SOLE    SHARED  NONE
--------------                    --------  ---------  --------  ---------  ---  ----  -------  --------  ---------  ------  ----
ALBERTSONS INC                    com       013104104       513     20,000  SH         sole                  20,000
ALTRIA GROUP INC                  com       02209s103     4,960     70,000  SH         sole                  70,000
AMERICAN INTERNATIONAL GROUP INC  com       026874107       793     12,000  SH         sole                  12,000
BANCO SANTANDER CENTRAL HISPANO
   S A-ADR                        adr       05964h105       584     40,000  SH         sole                  40,000
BANK OF AMERICA CORP              com       060505104     3,461     76,000  SH         sole                  76,000
BEAR STEARNS COMPANIES INC        com       073902108     2,081     15,000  SH         sole                  15,000
BOSTON SCIENTIFIC CORP            com       101137107     1,383     60,000  SH         sole                  60,000
BP P L C SPONSORED ADR (FRM BP
   AMOCO PLC)                     com       055622104     3,102     45,000  SH         sole                  45,000
CAPITAL ONE FINANCIAL CORP        com       14040h105     1,610     20,000  SH         sole                  20,000
CARDINAL HEALTH INC               com       14149y108     1,118     15,000  SH         sole                  15,000
CHEVRON CORPORATION               com       166764100     4,058     70,000  SH         sole                  70,000
CHUBB CORP                        com       171232101     2,577     27,000  SH         sole                  27,000
CINCINNATI FINANCIAL CORP         com       172062101       442     10,500  SH         sole                  10,500
COCA COLA CO                      com       191216100     2,094     50,000  SH         sole                  50,000
COLGATE PALMOLIVE CO              com       194162103       571     10,000  SH         sole                  10,000
COMCAST CORP NEW CL A             com       20030n101     1,962     75,000  SH         sole                  75,000
CONOCOPHILLIPS                    com       20825c104     3,031     48,000  SH         sole                  48,000
DOWNEY FINANCIAL CORP             com       261018105       343      5,100  SH         sole                   5,100
ELI LILLY & CO                    com       532457108       465      8,400  SH         sole                   8,400
EXXON MOBIL CORP                  com       30231g102     1,521     25,000  SH         sole                  25,000
FANNIE MAE (FEDERAL NATL MTG
   ASSN)                          com       313586109     2,056     40,000  SH         sole                  40,000
FIDELITY NATIONAL FINANCIAL INC   com       316326107       711     20,000  SH         sole                  20,000
FIDELITY NATIONAL TITLE GROUP
   INC CL A                       com       31620r105        80      3,500  SH         sole                   3,500
FREDDIE MAC-VOTING COMMON
   (FORMERLY FEDERA               com       313400301     3,050     50,000  SH         sole                  50,000
GENERAL ELECTRIC CO               com       369604103     2,087     60,000  SH         sole                  60,000
GENERAL MILLS INC                 com       370334104     2,534     50,000  SH         sole                  50,000

GLAXOSMITHKLINE PLC SPONSORED
   ADR(FRM GLAX                   com       37733w105     1,308     25,000  SH         sole                  25,000
HARTFORD FINANCIAL SERVICES
   GROUP INC                      com       416515104     2,819     35,000  SH         sole                  35,000
HOME DEPOT INC                    com       437076102     1,057     25,000  SH         sole                  25,000
INTEL                             com       458140100       484     25,000  SH         sole                  25,000
JOHNSON & JOHNSON                 com       478160104       592     10,000  SH         sole                  10,000
JPMORGAN CHASE & CO FORMERLY J P
   MORGAN CH                      com       46625h100     2,498     60,000  SH         sole                  60,000
MARSH & MCLENNAN COMPANIES INC    com       571748102     2,202     75,000  SH         sole                  75,000
MCDONALDS CORP                    com       580135101     1,718     50,000  SH         sole                  50,000
MCKESSON CORP                     com       58155q103     1,043     20,000  SH         sole                  20,000
MORGAN STANLEY                    com       617446448     2,513     40,000  SH         sole                  40,000
OVERSEAS SHIPHOLDING GROUP INC    com       690368105     1,917     40,000  SH         sole                  40,000
PFIZER INC                        com       717081103     3,364    135,000  SH         sole                 135,000
ROYAL DUTCH SHELL PLC SPONSORED
   ADR REPSTG                     adr       780259206     2,179     35,000  SH         sole                  35,000
UNUMPROVIDENT CORP                com       91529y106     3,482    170,000  SH         sole                 170,000
VIACOM INC NEW CLASS B            com       92553p201     1,164     30,000  SH         sole                  30,000
WAL-MART STORES INC               com       931142103     1,748     37,000  SH         sole                  37,000
WELLS FARGO & CO                  com       949746101       319      5,000  SH         sole                   5,000
WYETH COM                         com       983024100     1,698     35,000  SH         sole                  35,000
                                  ---                    ------  ---------                                ---------
TOTAL                              44                    79,292  1,777,500                                1,777,500
                                  ===                    ======  =========                                =========